CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	As of December 31,
	2022	2021
	US$’000	US$’000
Cash on hand and cash at banks	54,017	44,507
Bank overdrafts	—	(1,995)
Balances per statement of cash flows	54,017	42,512